Trade and Other Payables Trade Payables Aging (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade payables aging [Line Items]
Trade payables	$ 31	$ 51
0–30 days
Trade payables aging [Line Items]
Trade payables	22	31
31–60 days
Trade payables aging [Line Items]
Trade payables	7	15
61–90 days
Trade payables aging [Line Items]
Trade payables	1	3
Over 90 days
Trade payables aging [Line Items]
Trade payables	$ 1	$ 2